Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE
4.
Fair Value Measurements

The Company determines fair value based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon inputs that market participants use in pricing an asset or liability, which are characterized according to a hierarchy that prioritizes those inputs based on the degree to which they are observable. Observable inputs represent market data obtained from independent sources, whereas unobservable inputs reflect a company's own market assumptions, which are used if observable inputs are not
reasonably available without undue cost and effort. The fair value input hierarchy level to which an asset or liability measurement in its entirety falls is determined based on the lowest level input that is significant to the measurement in its entirety.

The
three
input levels of the fair value hierarchy are as follows:

●	Level 1 – quoted prices for identical assets or liabilities in active markets.
●
Level
2
– quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not
active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates) and inputs derived principally from or corroborated by observable market data by correlation or other means.

●
Level
3
– unobservable inputs for the asset or liability, typically reflecting management's estimate of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore, determined using model-based techniques, including discounted cash flow models.

Assets and liabilities measured at fair value on a recurring basis.
The fair value input hierarchy level to which an asset or liability measurement in its entirety falls is determined based on the lowest level of input that is significant to the measurement in its entirety.

The Company did
not
have any assets or liabilities that are measured at fair value on a recurring basis as of
December 31, 2020
or
2019.

Assets and liabilities measured at fair value on a nonrecurring basis.
Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities are not
measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances. Specifically, (i) stock-based compensation is measured at fair value on the date of grant based on Level
2
inputs based upon market data, (ii) the oil and gas properties of HighPeak Assets II that were contributed to one
of the Predecessors discussed further and in more detail in Note
10
were measured at current estimated fair value using Level
3
inputs based upon market conditions in the area, and (iii) the estimates and fair value measurements used for the evaluation of proved property for potential impairment using Level
3
inputs based upon market conditions in the area. The Company assesses the recoverability of the carrying amount of certain assets and liabilities whenever events or changes in circumstances indicate the carrying amount of an asset or liability may
not
be recoverable. These assets and liabilities can include inventories, proved and unproved oil and gas properties and other long-lived assets that are written down to fair value when they are impaired or held for sale. The Company did not
record any impairments to proved or unproved oil and gas properties for the periods presented in the accompanying condensed consolidated and combined financial statements.

The Company has other financial instruments consisting primarily of cash equivalents, accounts receivable, accounts payable, long-term debt and other current assets and liabilities that approximate fair value due to the nature of the instrument and their relatively short maturities.

Concentrations of credit risk.
As of
December 31, 2020
and
2019,
management concluded there are
no
concentrations of credit risk, based on the nature of the assets held by the Company.

Impact of the COVID-
19
pandemic on certain assets and liabilities measured at fair value on a nonrecurring basis.

Proved Properties.
The Company performs assessments of its proved oil and gas properties accounted for under the successful efforts method of accounting whenever events or circumstances indicate that the carrying value of those assets may
not
be recoverable. An impairment loss is indicated if the sum of the expected future cash flows is less than the carrying amount of the assets. In these circumstances, the Company recognizes an impairment charge for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Due to the decrease in management's commodity price outlooks ("Management's Price Outlooks"), the Company performed an impairment assessment of its proved oil and gas properties as of
December 31, 2020
and determined that its proved oil and gas properties were
not
impaired. The primary factors that
may
affect estimates of future cash flows for the Company's proved oil and gas properties are (i) future reserve adjustments, both positive and negative, to proved reserves and risk-adjusted probable and possible reserves, (ii) results of future drilling activities, (iii) management's price outlooks and (iv) increases or decreases in production and capital costs.

There is significant uncertainty surrounding the long-term impact to global oil demand due to the effects of the COVID-
19
pandemic. These conditions negatively impacted the Company's
2020
capital activities and production levels. It is reasonably possible that the carrying value of the Company's proved oil and gas properties could exceed their estimated fair value resulting in the need to impair their carrying values in the future. If incurred, an impairment of the Company's proved oil and gas properties could have a material adverse effect on the Company's financial condition and results of operations.